UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2009

Item 1. Report to Stockholders.

SEMI-ANNUAL

June 30, 2009

Congress Large Cap Growth Fund (CAMLX)
Quarterly Letter to Mutual Fund Shareholders
For the period 3/31/09 to 6/30/09

Performance Highlights:

For the period since our inception on March 31, 2009 and ending June 30, 2009, the Fund returned 12.60% compared with 16.32% for the Russell 1000 Growth Index.

Market Commentary:

The economic recession continued in the second quarter marking the 4th consecutive quarter of negative gross domestic product (“GDP”), the first time that has happened since the Commerce Department began tracking the measure in 1947.  However, the rate of contraction has slowed and signs of stability in housing and manufacturing have appeared.

Equities markets in general performed well in the second quarter as investors anticipated a return to positive economic growth sometime in the second half of 2009.  By most measures, smaller and lower quality companies outperformed larger, more stable companies.  For example the Russell 1000 Mid Cap Index returned 20.65% for the quarter, beating the 16.32% return of the Russell 1000 Growth and the 15.93% return of the S&P 500 Index.

We expect the economy to continue to improve over the course of the year.  New and existing home sales data have stabilized and excessive inventories in the manufacturing sector have been worked off.  This should provide a solid foundation for a more sustained recovery.  Also, fiscal stimulus, both domestically and abroad, has been working its way into the economy, bolstering demand.  As much of this stimulus is targeted for infrastructure, we look for manufacturing and industrial companies to show improved revenues and earnings over the next year.

Portfolio Commentary:

Technology continues to represent the largest sector of the Fund at about 28% of assets as compared to almost 32% for the Russell 1000 Growth Index.  Broadly speaking, larger, established technology companies have tended to have strong balance sheets and solid cash flows.  Reflecting our view that infrastructure building will continue, our combined weighting to materials, industrials and energy is about 29% compared to about 24% for the Index.  The Fund is underweight the consumer staples and healthcare industries at about 10% each versus 17% each for the Index.  Positive factors that helped our performance were: 1) Asset Allocation in Financials (+.45 bps).  Our portfolio weight was 6.65% vs. a 3.85% weight in the index.  2) Security Selection in Energy (+12 bps). Not holding Exxon, while holding Schlumberger & XTO energy all contributed. 3) Asset Allocation in Consumer Staples (+11 bps).  An

underweight of 11.2% in the portfolio vs. the Index weight of 13.27% was favorable.  Negative factors the hurt our relative performance: 1) Security Selection in Financials (-96 bps).  Holding Northern Trust and not holding American Express and Aflac, all hurt. 2) Security Selection in Consumer Discretionary (-49 bps).  All of our consumer discretionary holdings (Amazon, Lowe’s, McDonald’s & Nike) underperformed the benchmark.  3)  Asset Allocation in Materials (-48 bps).  Our overweight of 10.88% in the portfolio vs. a 3.97% weighting in the benchmark hurt our relative performance.

Generally, lower quality, high beta stocks outperformed in the second quarter of 2009.  This is the opposite of our style and the types of companies we invest in.  Our strategy is to buy high quality companies that have been leaders in their industries and have very sound financial characteristics.

In Closing:

The Fund’s portfolio has grown from $400,000 in seed money on March 31, 2009 to $2,318,105 as of June 30, 2009.  Thank you for your confidence and investment and we look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Alfred A. Lagan, CFA	Gregg A. O’Keefe, CFA

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000 Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe.  One cannot invest directly in an index.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income. Beta measures the volatility of the fund, as compared to that of the overall market. The Market's beta is set at 1.00; a beta higher than 1.00 is considered to be more volatile than the market, while a beta lower than 1.00 is considered to be less volatile. Basis point (bps) is one hundredth of a percentage point (0.01$).

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investment in this report.

Current and future portfolio holdings are subject to risk.

Congress Large Cap Growth Fund is distributed by Quasar Distributors, LLC (8/09)

CONGRESS LARGE CAP GROWTH FUND

SECTOR ALLOCATION at June 30, 2009 (Unaudited)

Sector Allocation	Percent of Net Assets

Information Technology	27.5%
Industrials	12.4%
Consumer Discretionary	10.1%
Health Care	10.1%
Consumer Staples	9.9%
Materials	9.9%
Financials	7.5%
Energy	7.4%
Cash*	2.7%
Telecommunication Services	2.5%
Net Assets	100.0%

* Cash Equivalents and Liabilities in Excess of Other Assets

EXPENSE EXAMPLE For the Period Ended June 30, 2009 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/31/09** - 6/30/09).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a  redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and

**  Fund commenced operations on March 31, 2009.

CONGRESS LARGE CAP GROWTH FUND

EXPENSE EXAMPLE For the Period Ended June 30, 2009 (Unaudited) (Continued)

expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the example, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/31/09**	6/30/09	3/31/09 – 6/30/09#
Actual	$1,000	$1,126	$4.43
Hypothetical (5% return
before expenses)	$1,000	$1,013	$5.19

**	Fund commenced operations on March 31, 2009.
#
Expenses are equal to the Fund’s annualized expense ratio for the March 31, 2009 through June 30, 2009 period of 1.25% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 92/365 (to reflect the three-month period).

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 2.5%
1,125	United Technologies
	Corp.	$58,455
Air Freight & Logistics - 2.5%
1,750	Expeditors International
	of Washington, Inc.	58,345
Apparel & Accessories - 2.5%
1,125	Nike, Inc.	58,253
Biotechnology - 2.5%
1,225	Gilead Sciences, Inc.*	57,379
Capital Markets - 5.0%
1,100	Northern Trust Corp.	59,048
1,375	T. Rowe Price Group, Inc.	57,296
		116,344
Chemicals - 7.5%
1,500	Ecolab, Inc.	58,485
775	Monsanto Co.	57,613
800	Praxair, Inc.	56,856
		172,954
Communications
Equipment - 7.6%
3,075	Cisco Systems, Inc.*	57,318
2,550	Juniper Networks, Inc.*	60,180
1,275	QUALCOMM, Inc.	57,630
		175,128
Computer Software &
Services - 2.5%
550	International Business
	Machines Corp.	57,431
Computers & Peripherals - 5.0%
405	Apple, Inc.*	57,684
1,500	Hewlett-Packard Co.	57,975
		115,659
Diversified Financial
Services - 2.5%
1,700	JPMorgan Chase & Co.	57,987
Diversified Telecommunication
Services - 2.5%
2,325	AT&T, Inc.	57,753
Electrical Equipment - 2.4%
1,750	Emerson Electric Co.	56,700
Energy Equipment &
Services - 2.5%
1,050	Schlumberger Ltd.	56,816
Food & Staples Retailing - 5.0%
1,250	Costco Wholesale Corp.	57,125
2,625	Kroger Co.	57,881
		115,006
Food Products - 2.5%
2,275	Kraft Foods, Inc. - Class A	57,648
Health Care Equipment &
Supplies - 5.1%
825	Becton, Dickinson & Co.	58,831
1,425	St. Jude Medical, Inc.*	58,567
		117,398
Hotels, Restaurants &
Leisure - 2.5%
1,025	McDonald’s Corp.	58,927
Household Products - 2.4%
800	Colgate-Palmolive Co.	56,592
Internet & Catalog Retail - 2.5%
700	Amazon.com, Inc.*	58,562
Internet Software &
Services - 2.5%
135	Google, Inc.*	56,915
IT Services - 5.0%
1,750	Accenture Ltd.	58,555
925	Visa, Inc.	57,591
		116,146
Machinery - 2.4%
1,700	Caterpillar, Inc.	56,168
Metals & Mining - 2.4%
1,275	Nucor Corp.	56,648

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited) (Continued)

Shares		Value
Oil & Gas - 5.0%
800	Apache Corp.	$57,720
1,500	XTO Energy, Inc.	57,210
		114,930
Pharmaceuticals - 2.5%
1,025	Johnson & Johnson	58,220
Road & Rail - 2.5%
1,350	Canadian National
	Railway Co.	57,996
Software - 5.0%
2,425	Microsoft Corp.	57,642
2,725	Oracle Corp.	58,370
		116,012
Specialty Retail - 2.5%
3,000	Lowe’s Companies, Inc.	58,230
TOTAL COMMON STOCKS
(Cost $2,246,186)		2,254,602
SHORT-TERM
INVESTMENTS - 5.4%
Money Market Funds - 5.4%
102,195	AIM Short-Term
	Prime Portfolio -
	Institutional	102,195
23,079	AIM Short-Term
	Treasury Portfolio -
	Institutional	23,079
		125,274
TOTAL SHORT-TERM
INVESTMENTS
(Cost $125,274)		125,274
TOTAL INVESTMENTS IN
SECURITIES - 102.7%
(Cost $2,371,460)		2,379,876
Liabilities in Excess of
Other Assets - (2.7)%		(61,771)
TOTAL NET ASSETS - 100.00%		$2,318,105

*Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2009 (Unaudited)

ASSETS
Investments in securities, at value
(cost $2,371,460) (Note 2)	$2,379,876
Receivables:
Dividends and interest	1,939
Due from advisor, net	15,015
Prepaid registration expense	15,799
Total assets	2,412,629

LIABILITIES
Payables:
Investment securities purchased	71,727
Distribution fees	515
Administration fees	5,014
Custody fees	1,635
Fund accounting fees	4,739
Chief Compliance Officer fees	1,341
Audit fees	4,081
Legal fees	4,181
Other accrued expenses	1,291
Total liabilities	94,524

NET ASSETS	$2,318,105

Net asset value, offering price and redemption price per share
($2,318,105/205,911 shares outstanding unlimited number of
shares authorized without par value)	$11.26

COMPONENTS OF NET ASSETS
Paid-in capital	$2,304,100
Undistributed net investment income	1,133
Accumulated net realized gain on investments	4,456
Net unrealized appreciation on investments	8,416
Net assets	$2,318,105

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Period Ended June 30, 2009 (Unaudited)*

INVESTMENT INCOME
Dividends	$3,637
Interest	173
Total investment income	3,810

EXPENSES (NOTE 3)
Registration fees	7,851
Administration fees	7,562
Fund accounting fees	6,862
Transfer agent fees	6,808
Reports to shareholders	4,342
Legal fees	4,181
Audit fees	4,081
Custody fees	2,308
Chief Compliance Officer fees	2,008
Miscellaneous expenses	2,007
Trustee fees	1,840
Investment advisory fees	1,554
Distribution fees	515
Insurance expense	335
Total expenses	52,254
Less: fees waived	(49,577)
Net expenses	2,677
Net investment income	1,133

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	4,456
Change in net unrealized appreciation on investments	8,416
Net realized and unrealized gain on investments	12,872
Net increase in net assets
resulting from operations	$14,005

* Fund commenced operations on March 31, 2009.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended
June 30, 2009*
INCREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,133
Net realized gain on investments	4,456
Change in net unrealized appreciation on investments	8,416
Net increase in net assets
resulting from operations	14,005

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
outstanding shares (a)	2,304,100
Total increase in net assets	2,318,105

NET ASSETS
Beginning of period	—
End of period	$2,318,105
Undistributed net investment income	$1,133

(a)	Summary of capital share transactions is as follows:

	Period Ended
	June 30, 2009*
	Shares	Value
Shares sold	205,915	$2,304,144
Shares redeemed	(4)	(44)
Net increase	205,911	$2,304,100

*	Fund commenced operations on March 31, 2009.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period

	Period Ended
	June 30, 2009*
	(Unaudited)
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.01
Net realized and unrealized gain on investments	1.25
Total from investment operations	1.26
Net asset value, end of period	$11.26
Total return	12.60	%^

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$2.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	24.64	%+
After fees waived and expenses absorbed	1.25	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(22.81	)%+
After fees waived and expenses absorbed	0.58	%+

Portfolio turnover rate	4	%^

*	Fund commenced operations on March 31, 2009.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2009 (Unaudited)

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  The Fund commenced operations on March 31, 2009.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2009 (Unaudited) (Continued)

would be calculated without regard to such considerations. As of June 30, 2009, the Fund did not hold fair valued securities.

The Fund adopted Statement of Financial Accounting Standard No. 157,Fair Value Measurements (“FAS 157”) and FASB Staff Position No. 157-4 (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following three levels:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing the securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2009 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$233,972	—	—	$233,972
Consumer Staples	229,247	—	—	229,247
Energy	171,745	—	—	171,745
Financials	174,331	—	—	174,331
Health Care	232,997	—	—	232,997
Industrials	287,664	—	—	287,664
Information Technology	637,290	—	—	637,290
Materials	229,603	—	—	229,603
Telecommunication Services	57,753	—	—	57,753
Total Equity	2,254,602	—	—	2,254,602
Short-Term Investment	125,274	—	—	125,274
Total Investments in Securities	$2,379,876	—	—	$2,379,876

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective January 1, 2009.  SFAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows.  Management has determined the adoption of SFAS 161 had no material impact on the Fund’s financial statements and related disclosures.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2009 (Unaudited) (Continued)

disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  The Fund has adopted FIN 48 but as of June 30, 2009, the Fund does not have an open tax year.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund are normally declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2009 (Unaudited) (Continued)

offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
New Accounting Pronouncements.  In May 2009, the FASB issued SFAS No. 165, “Subsequent Events” (SFAS No. 165).  The Fund adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated.  The Fund has evaluated subsequent events through the issuance of their financial statements on August 20, 2009.

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards Codification TM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No 162” (“SFAS 168”). SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification TM” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2009 (Unaudited) (Continued)

SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management is currently evaluating the implications of SFAS 168. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

NOTE 3 –	COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund.  For the period ended June 30, 2009, the Congress Large Cap Growth Fund incurred $1,554 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.25% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the period ended June 30, 2009 the Advisor waived $49,577 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At June 30, 2009, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $49,577.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
December 31, 2012	$49,577

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2009 (Unaudited) (Continued)

accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rate:

Minimum	$30,000
Under $50 million	0.12% of average daily net assets
$50 to $300 million	0.08% of average daily net assets
Over $300 million	0.05% of average daily net assets

For the period ended June 30, 2009, the Congress Large Cap Growth Fund incurred $7,562 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the period ended June 30, 2009, the Congress Large Cap Growth Fund was allocated $2,008 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities.  For the period ended June 30, 2009 the Fund incurred $515 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Congress Large Cap Growth Fund for the period ended  June 30, 2009, were $2,283,456 and $41,726, respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended June 30, 2009.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2009 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows:

Cost of investments	$2,371,460
Gross tax unrealized appreciation	$46,711
Gross tax unrealized depreciation	(38,295)
Net tax unrealized appreciation	$8,416

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the period ended June 30, 2009, there were no distributions for the Fund.

CONGRESS LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on February 24, 2009, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered the initial approval of an Investment Advisory Agreement for the Fund, a new series of the Trust with Congress Asset Management Company, LLC (the “Advisor” or “Congress”).  At this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of Congress’s overall services to be provided to the Fund.  The Board considered Congress’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at Congress that would be involved with the Fund.  The Board reviewed the proposed services Congress would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by Congress or its affiliates.  The Trustees also considered the structure of Congress’s compliance procedures and the trading capability of Congress.  After reviewing Congress’s compliance policies and procedures with respect to the Fund, the Board concluded that the policies and procedures were reasonably designed to prevent violation of federal securities laws.  The Board concluded that Congress had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Investment Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Fund. As the Fund was newly created, the Board was unable to review the performance of the Fund.  The Board did consider Congress’s performance history with respect to similarly-managed separate accounts.

CONGRESS LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

3.
Costs of Services Provided and Profits Realized by Congress. The Board noted that the proposed advisory fee of the Fund was 0.75% with the Fund having an expense cap of 1.25%.  The Trustees concluded that the fees to be received by Congress were fair and reasonable.  The Trustees also noted that the Fund intended to impose a Rule 12b-1 fee of up to 0.25% of the Fund’s average daily net assets pursuant to a Distribution and Shareholder Servicing Plan.

4.
Economies of Scale. The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitations.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Trustees discussed the likely overall profitability of Congress from managing the new Fund.  In assessing possible profitability, the Trustees reviewed Congress’s financial information and took into account both the likely direct and indirect benefits to Congress from advising the Fund, including 12b-1 fees.  The Trustees concluded that Congress’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, Congress would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

CONGRESS LARGE CAP GROWTH FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 544-2737.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge, upon request, by calling (866) 544-2737.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (866) 544-2737.  Furthermore, you will be able to obtain the Form N-Q on the SEC’s website at www.sec.gov.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund
Symbol – CAMLX
CUSIP – 742935216

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Robert M. Slotky
Robert M. Slotky, President

Date  September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Robert M. Slotky
Robert M. Slotky, President

Date  September 2, 2009

By (Signature and Title)      /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 25, 2009

* Print the name and title of each signing officer under his or her signature.